INVENTORY (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,049,570	$ 1,158,052
Allowance for obsolete and slow-moving inventory	148,760	77,047
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 966,339	$ 1,012,881